Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year ended March 31,
	2019	2020	2021	2021
	INR	INR	INR	US$
	(In million)
Current tax expense (1)	128	120	242	3.3
Withholding tax on interest on Inter-Company debt related to green bonds	192	258	384	5.2
Deferred income tax (benefit)/expense	(167)	111	(330)	(4.5)
Total	153	489	296	4.0

(1) Current tax on profit before tax.

Summary of Income/(Loss) Before Income Taxes

Income/(loss) before income taxes is as follows:

	March 31,
	2019	2020	2021	2021
	(INR)	(INR)	(INR)	(US$)
	(In million)
Domestic operations	262	326	8	0.1
Foreign operations	29	(2,174)	(3,913)	(53.3)
Total	291	(1,848)	(3,905)	(53.2)

Summary of Net Deferred Income Taxes

Net deferred income taxes on the consolidated balance sheet is as follows:

	March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets	2,422	2,836	38.8
Less: valuation allowance*	(217)	(1,088)	(14.9)
Net deferred tax assets	2,205	1,748	23.9
Deferred tax liability	2,622	2,046	28.0

* For 2021, the valuation allowance includes INR 741 million relating to the capital loss on rooftop and other assets classified as held for sale. The movement also includes INR 269 million relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.

Change in Valuation Allowance for Deferred Tax Assets	Change in the valuation allowance for deferred tax assets as of March 31, 2020 and March 31, 2021 is as follows:
	March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Opening valuation allowance	328	217	3.0
Movement during the Year*	(111)	871	11.9
Closing valuation allowance	217	1,088	14.9

* The movement includes INR 741 million relating to capital loss on rooftop and other asset classified as held for sale. The movement also includes INR 269 million relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.

Components of Net Deferred Income Tax Assets and Liabilities

The significant components of the net deferred income tax assets and liabilities exclusive of amounts that would not have any tax consequences because they will reverse within the Tax Holiday Period, are as follows:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets:
Net operating loss (1)	4,926	8,620	117.9
Tax on Inter — Company margin	55	320	4.4
Deferred revenue	377	466	6.4
Asset retirement obligation	179	191	2.6
Depreciation and amortization	288	102	1.4
Minimum alternate tax credit	643	612	8.4
Other deductible temporary difference	336	280	3.8
Capital loss on investment in rooftop and other assets	-	741	10.1
Valuation allowance*	(217)	(1,088)	(14.9)
Deferred tax liabilities:
Depreciation and amortization	(6,033)	(9,697)	(132.6)
Other comprehensive income	(971)	(845)	(11.5)
Net deferred tax (liability) asset	(417)	(298)	(4.0)
(1)	Includes deferred tax on unabsorbed depreciation that can be carried forward indefinitely for set off as per income tax laws.

*

The valuation allowance includes INR 741 million relating to capital loss on rooftop and other asset classified as held for sale. The movement also includes INR 269 million relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.

Schedule of Effective Income Tax Rate Differs from Amount Computed by Applying Statutory Income Tax Rate to Loss Before Income Taxes	The income tax rate differs from the amount computed by applying the statutory income tax rate to loss before income taxes and is as follows:
	For the Year ended March 31,
	2019		2020		2021
	Tax (INR)%		Tax (INR)%		Tax (INR)%		US$
	(In million except for %)
Statutory income tax (benefit)/expense	102	34.94%	(646)	34.94%	(1,365)	34.94%	(18.7)
Temporary differences reversing in the Tax Holiday Period	304	(103.92%)	(386)	20.88%	(1,070)	27.40%	(14.6)
Impact of changes in tax rate	—	—	3	(0.16%)	-	-	-
Permanent timing differences	29	9.92%	1,327	(71.81%)	1,423	(36.44%)	19.4
Valuation allowance created / (reversed) during the year	(387)	(112.73%)	(111)	6.03%	871	(22.30%)	11.9
Other difference	105	224.03%	302	(16.34%)	437	(11.19%)	6.0
Total	153	52.24%	489	(26.46%)	296	(7.59%)	(4.0)